EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the three months ended March 31,
In millions (except for share and earnings per share information)	2026	2025
Net income attributable to equity holders of the Company	$164.6	$134.6
Basic weighted-average number of ordinary shares	564,902,329	553,986,158
Diluted weighted-average number of ordinary shares	572,238,255	557,567,556
Basic earnings per share	$0.29	$0.24
Diluted earnings per share	$0.29	$0.24